Interest-Bearing Loans and Borrowings - Summary of Exchange Offers (Parenthetical) (Detail)	Apr. 19, 2017
Disclosure of detailed information about borrowings [abstract]
Notes issued exchanged percentage	4.439%
Notes issued exchanged due maturity period	6 October 2048